Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2012
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2012